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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC
Address:  1540 Broadway
          Suite 1504
          New York, NY 10036


13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Morris
Title:  Chief Financial Officer
Phone:  (212) 354-0193


Signature, Place, and Date of Signing:

   /s/ Paul Morris                 New York, NY              February 8, 2008

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:   $223,842 (thousands)

List of Other Included Managers:

No.               Form 13F File Number               Name

1.                28-11881                           Locust Wood Capital, LP


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
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

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
ALTRIA GROUP INC            COM                02209S103    5737      75900 SH          SOLE            NONE           75900
AMERICAN EXPRESS CO         COM                025816109    3829      73600 SH          SOLE            NONE           73600
ATLAS AMER INC              COM                049167109    4379      74000 SH          SOLE            NONE           74000
ATLAS ENERGY RESOURCES LLC  COM                049303100    4866     156500 SH          SOLE            NONE          156500
ATLAS PIPELINE HOLDINGS LP  COM UNITS          04939R108     434      16000 SH          SOLE            NONE           16000
ATLAS PIPELINE PARTNERS LP  UNIT L P INT       049392103     806      18800 SH          SOLE            NONE           18800
BANK OF NEW YORK MELLON
CORP                        COM                064058100   20513     420700 SH          SOLE            NONE          420700
BERKSHIRE HATHAWAY INC DEL  CL A               084670108    5806         41 SH          SOLE            NONE              41
BERKSHIRE HATHAWAY INC DEL  CL B               084670207   13261       2800 SH          SOLE            NONE            2800
BIOFUEL ENERGY CORP         COM                09064Y109     354      50300 SH          SOLE            NONE           50300
CADBURY SCHWEPPES PLC       ADR                127209302    5653     114500 SH          SOLE            NONE          114500
CENVEO INC                  COM                15670S105    5253     300700 SH          SOLE            NONE          300700
CVS CAREMARK CORPORATION    COM                126650100    8363     210400 SH          SOLE            NONE          210400
EXXON MOBIL CORP            COM                30231G102    3139      33500 SH          SOLE            NONE           33500
FIDELITY NATIONAL
FINANCIAL                   CL A               31620R105     874      59800 SH          SOLE            NONE           59800
FORD MTR CO DEL             COM PAR $0.01      345370860    2126     315900 SH          SOLE            NONE          315900
GENERAL ELECTRIC CO         COM                369604103    3874     104500 SH          SOLE            NONE          104500
GOLDMAN SACHS GROUP INC     COM                38141G104    5376      25000 SH          SOLE            NONE           25000
HOLLY CORP                  COM PAR $0.01      435758305    5038      99000 SH          SOLE            NONE           99000
HUDSON CITY BANCORP         COM                443683107    8178     544484 SH          SOLE            NONE          544484
INVESCO LTD                 SHS                G491BT108    4130     131600 SH          SOLE            NONE          131600
JOHNSON & JOHNSON           COM                478160104    7610     114100 SH          SOLE            NONE          114100
J P MORGAN CHASE & CO       COM                46625H100    4609     105600 SH          SOLE            NONE          105600
KAPSTONE PAPER &
PACKAGING CO                *W EXP 08/15/2009  48562P111    1008     504000 SH          SOLE            NONE          504000
KAPSTONE PAPER &
PACKAGING CO                COM                48562P103    7364    1052000 SH          SOLE            NONE         1052000
KBR INC                     COM                48242W106    4086     105300 SH          SOLE            NONE          105300
LINN ENERGY LLC             UNIT LTD LIAB      536020100    4539     181323 SH          SOLE            NONE          181323
MCDONALDS CORP              COM                580135101   10839     184000 SH          SOLE            NONE          184000
MICROSOFT CORP              COM                594918104    9754     274000 SH          SOLE            NONE          274000
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC     67059L102    1610      56400 SH          SOLE            NONE           56400
ORACLE CORP                 COM                68389X105    7707     341300 SH          SOLE            NONE          341300
PHH CORP                    COM NEW            693320202    1764     100000 SH          SOLE            NONE          100000
QUEST ENERGY PARTNERS L P   COM UNIT LP IN     74836B209    1132      75900 SH          SOLE            NONE           75900
RANGE RES CORP              COM                75281A109    6013     117081 SH          SOLE            NONE          117081
REPUBLIC AWYS HLDGS INC     COM                760276105    5093     260000 SH          SOLE            NONE          260000
SP ACQUISITION HOLDINGS
INC                         COM                78470A104    1454     158000 SH          SOLE            NONE          158000
SP ACQUISITION HOLDINGS
INC                         *W EXP 10/10/2012` 78470A112     138     150000 SH          SOLE            NONE          150000
STAR GAS PARTNERS L P       UNIT LTD PARTNR    85512C105    5512    1388348 SH          SOLE            NONE         1388348
TEEKAY LNG PARTNERS L P     PARTNRSP UNITS     78564M105    2362      79620 SH          SOLE            NONE           79620
TEEKAY CORPORATION          COM                Y8564W103    6752     126900 SH          SOLE            NONE          126900
TEEKAY TANKERS LTD          CL A               78565N102    1151      52300 SH          SOLE            NONE           52300
UNITED TECHNOLOGIES CORP    COM                913017109   12093     158000 SH          SOLE            NONE          158000
UNITED PARCEL SERVICE INC   CL B               911312106     262       3700 SH          SOLE            NONE            3700
WHITE MTNS INS GROUP LTD    COM                G9618E107    8482      16500 SH          SOLE            NONE           16500
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